Stockholders' Equity (Deficiency) - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Feb. 13, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense	$ 59	$ 24	$ 147	$ 1,822	$ 3,905	$ 243
Research and Development Expenses [Member] | Employees, Directors and Non-employees [Member]
Share-based compensation expense		13	50	(2)	138	109
General and Administrative Expenses [Member] | Employees, Directors and Non-employees [Member]
Share-based compensation expense		$ 11	$ 97	$ 1,824	$ 3,767	$ 134